Share Capital (Tables)	12 Months Ended
Jun. 30, 2024
Share Capital [Abstract]
Schedule of Share Capital

The Company has authorised share capital of 500,000,000 shares with a par value of $0.001 per share.

	30 June 2024 No of shares	30 June 2024 $
Opening balance	100	39,414
Cancellation of shares upon completion of business combination	(100)	-
Issue of shares upon completion of business combination Transaction (i)	78,517,582	78,518
Issue of shares upon conversion of warrants (ii)	2,476,516	2,476
Share premium reserve	-	51,387,912
Total share capital	80,994,098	51,508,320
	30 June 2023 No of shares	30 June 2023 $
Opening balance	100	39,414
Total share capital	100	39,414

(i)	During the year ended 30 June 2024, the following shares were issued on the completion of the business combination:
(ii)	During the year ended 30 June 2024, the following shares were issued upon the exercise of warrants: